Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31	December 31
	2021	2020
	USD thousands	USD thousands

In U.S dollar	203,584	13,326
In New Israeli Shekels and Euro	4,258	1,487

	207,842	14,813